Schedule of Investments (unaudited)
December 31, 2025
iShares® Mortgage Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Mortgage REITs — 97.6%
ACRES Commercial Realty Corp.(a)	81,158	$ 1,731,912
Adamas Trust, Inc.	1,121,679	8,188,257
AGNC Investment Corp.	8,507,043	91,195,501
Angel Oak Mortgage REIT, Inc.	179,119	1,542,215
Annaly Capital Management, Inc.	6,140,535	137,302,363
Apollo Commercial Real Estate Finance, Inc.	1,842,206	17,832,554
Arbor Realty Trust, Inc.	2,381,120	18,477,491
Ares Commercial Real Estate Corp.	697,322	3,333,199
ARMOUR Residential REIT, Inc.	1,488,809	26,337,031
Blackstone Mortgage Trust, Inc., Class A	1,412,819	27,027,227
BrightSpire Capital, Inc., Class A	1,701,038	9,525,813
Chicago Atlantic Real Estate Finance, Inc.	239,401	2,935,056
Chimera Investment Corp.	1,078,518	13,405,979
Claros Mortgage Trust, Inc.(a)	1,216,969	3,723,925
Dynex Capital, Inc.	1,938,024	27,151,716
Ellington Financial, Inc.	1,288,055	17,491,787
Franklin BSP Realty Trust, Inc.	1,079,481	10,827,194
Invesco Mortgage Capital, Inc.	944,955	7,947,072
KKR Real Estate Finance Trust, Inc.	727,332	5,978,669
Ladder Capital Corp., Class A	1,506,431	16,555,677
MFA Financial, Inc.	1,358,230	12,645,121
Nexpoint Real Estate Finance, Inc.	100,804	1,419,320
Orchid Island Capital, Inc.	2,021,953	14,558,062
PennyMac Mortgage Investment Trust	1,150,686	14,441,109
Ready Capital Corp.	1,956,807	4,265,839
Security	Shares	Value
Mortgage REITs (continued)
Redwood Trust, Inc.	1,670,647	$ 9,238,678
Rithm Capital Corp.	2,476,792	26,997,033
Seven Hills Realty Trust	291,317	2,592,721
Starwood Property Trust, Inc.	2,746,121	49,457,639
TPG Mortgage Investment Trust, Inc.	377,087	3,212,781
TPG RE Finance Trust, Inc.	889,224	7,656,219
Two Harbors Investment Corp.	1,376,913	14,457,587
		609,452,747
Total Long-Term Investments — 97.6% (Cost: $781,087,181)		609,452,747
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)(c)	1,745,506	1,745,506
Total Short-Term Securities — 0.3% (Cost: $1,745,506)		1,745,506
Total Investments — 97.9% (Cost: $782,832,687)		611,198,253
Other Assets Less Liabilities — 2.1%		12,960,565
Net Assets — 100.0%		$ 624,158,818

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 8,505,282	$ —	$ (8,505,779)(b)	$ 2,274	$ (1,777)	$ —	—	$ 59,492 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	216,674	1,528,832 (b)	—	—	—	1,745,506	1,745,506	47,509	—
				$ 2,274	$ (1,777)	$ 1,745,506		$ 107,001	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Mortgage Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	379	03/20/26	$ 13,561	$ (97,180)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.	USD	143,353	02/09/26	0.40%	1D OBFR01	Monthly	$ (2,905)
Arbor Realty Trust, Inc.	Merrill Lynch International		1,451,130	02/15/28	0.20%	1D OBFR01	Monthly	(38,236)
Total long positions of equity swaps								(41,141)
Net dividends and financing fees								(2,169)
Total equity swap contracts including dividends and financing fees								$ (43,310)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 609,452,747	$ —	$ —	$ 609,452,747
Short-Term Securities
Money Market Funds	1,745,506	—	—	1,745,506
	$ 611,198,253	$ —	$ —	$ 611,198,253
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (97,180)	$ (43,310)	$ —	$ (140,490)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Mortgage Real Estate ETF

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
REIT	Real Estate Investment Trust